Schedule of investments
Macquarie VIP Natural Resources Series
September 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Closed-Ended Trust — 2.49%
Sprott Physical Uranium Trust †	102,877	$ 1,992,198
Total Closed-Ended Trust (cost $1,672,247)		1,992,198

Common Stocks — 95.35%
Aluminum — 3.60%
Alcoa	74,530	2,875,368
		2,875,368
Construction & Engineering — 2.24%
Arcosa	18,886	1,789,637
		1,789,637
Construction Materials — 4.62%
CRH	40,515	3,693,074
		3,693,074
Copper — 3.21%
ERO Copper †	115,191	2,564,532
		2,564,532
Diversified Metals & Mining — 11.66%
Anglo American	126,630	4,112,248
China Metal Recycling Holdings =, †	1,900,000	0
Hudbay Minerals	316,038	2,904,389
Lifezone Metals †	69,795	488,565
MP Materials †	102,500	1,809,125
		9,314,327
Electrical Components & Equipment — 1.35%
Sunrun †	59,648	1,077,243
		1,077,243
Fertilizers & Agricultural Chemicals — 8.53%
CF Industries Holdings	51,364	4,407,031
Nutrien	50,082	2,406,941
		6,813,972
Forest Products — 3.90%
Louisiana-Pacific	15,799	1,697,761
West Fraser Timber	14,524	1,415,082
		3,112,843
Gold — 14.97%
Endeavour Mining	117,895	2,791,445
Newmont	113,689	6,076,677
Wheaton Precious Metals	50,586	3,089,793
		11,957,915
Heavy Electrical Equipment — 0.38%
Net Power †	43,144	302,440
		302,440
Industrial Gases — 1.23%
Air Products and Chemicals	3,308	984,924
		984,924
	Number ofshares	Value (US $)
Common Stocks (continued)
Integrated Oil & Gas — 7.46%
Shell	141,350	$ 4,582,714
Unit	43,518	1,372,993
		5,955,707
Oil & Gas Drilling — 1.79%
Valaris †	25,659	1,430,489
		1,430,489
Oil & Gas Equipment & Services — 4.01%
Schlumberger	76,319	3,201,582
		3,201,582
Oil & Gas Exploration & Production — 15.46%
ARC Resources	55,714	941,715
Chesapeake Energy	23,303	1,916,672
Chord Energy	15,616	2,033,671
Granite Ridge Resources	65,280	387,763
Kimbell Royalty Partners	154,509	2,486,050
Parex Resources	83,326	739,334
Permian Resources	159,545	2,171,407
Tourmaline Oil	36,033	1,673,432
		12,350,044
Oil & Gas Refining & Marketing — 1.14%
Valero Energy	6,744	910,642
		910,642
Packaged Foods & Meats — 1.86%
Bunge Global	15,403	1,488,546
		1,488,546
Paper Packaging — 1.91%
International Paper	31,304	1,529,200
		1,529,200
Paper Products — 2.08%
Sylvamo	19,318	1,658,450
		1,658,450
Renewable Electricity — 0.41%
Spruce Power Holding †	116,785	331,669
		331,669
Specialty Chemicals — 2.28%
Corteva	30,990	1,821,902
		1,821,902
Steel — 1.26%
Metallus †	67,654	1,003,309
		1,003,309
Total Common Stocks (cost $78,396,017)		76,167,815

Short-Term Investments — 2.19%
Money Market Mutual Funds — 2.19%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	437,618	437,618
NQ- IV074 [0924] 1124 (4017379)    1

Schedule of investments
Macquarie VIP Natural Resources Series   (Unaudited)
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	437,618	$ 437,618
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	437,618	437,618
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	437,619	437,619
Total Short-Term Investments (cost $1,750,473)		1,750,473

Total Value of Securities—100.03% (cost $81,818,737)		79,910,486
Liabilities Net of Receivables and Other Assets—(0.03%)		(23,854)
Net Assets Applicable to 16,808,490 Shares Outstanding—100.00%		$79,886,632

†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV074 [0924] 1124 (4017379)